Ordinary Shares (Details) $ / shares in Units, ¥ in Millions			1 Months Ended
	May 10, 2024 shares	May 17, 2011 USD ($) $ / shares shares	Jun. 30, 2022 $ / shares shares	Apr. 30, 2021 USD ($) shares	Apr. 30, 2021 CNY (¥) shares	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2021 CNY (¥) shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2018 shares
Ordinary Shares
Common stock shares authorized | $		$ 50,000				$ 200,000,000
Common stock shares authorized (in share)		50,000	1,600,000,000			1,600,000,000
Ordinary shares, par value | $ / shares		$ 1						$ 0.000125
Ordinary shares, shares issued		10								58,808,070
Ordinary shares, shares outstanding										58,808,070
IPO
Ordinary Shares
Net proceeds after deducting the underwriter commissions						$ 737,100,000	¥ 4,800.0
Private Placement
Ordinary Shares
Number of shares issued						13,157,892	13,157,892
Zhihu Holdings Inc
Ordinary Shares
Percentage of total equities		80.00%
Innovation Works Holdings Limited
Ordinary Shares
Percentage of total equities		20.00%
Class A Ordinary shares
Ordinary Shares
Common stock shares authorized (in share)			1,550,000,000			1,500,000,000		1,550,000,000	1,550,000,000
Ordinary shares, par value | $ / shares			$ 0.000125			$ 0.000125		$ 0.000125	$ 0.000125
Ordinary shares, shares issued								246,496,859	287,355,642
Ordinary shares, shares outstanding								246,496,859	287,355,642
Number of shares designated			50,000,000
Class B Ordinary shares
Ordinary Shares
Common stock shares authorized (in share)			50,000,000			50,000,000		50,000,000	50,000,000
Ordinary shares, par value | $ / shares			$ 0.000125			$ 0.000125		$ 0.000125	$ 0.000125
Ordinary shares, shares issued								15,446,778	18,145,605
Ordinary shares, shares outstanding								15,446,778	18,145,605
Class B Ordinary shares | Majority Shareholder
Ordinary Shares
Ordinary shares, shares issued						19,227,592
Ordinary shares, shares outstanding						19,227,592
American depository shares | IPO
Ordinary Shares
Ordinary shares, par value | $ / shares						$ 0.000125
Number of shares issued						55,000,000	55,000,000
Number of ADSs representing one class A ordinary share	0.33					2	2
IPO price per ADS | $ / shares						$ 9.5
American depository shares | Over-Allotment Option
Ordinary Shares
Number of shares issued				259,904	259,904
Net proceeds after deducting the underwriter commissions				$ 2,300,000	¥ 15.1
Designated ordinary shares
Ordinary Shares
Common stock shares authorized (in share)						50,000,000
Ordinary shares, par value | $ / shares						$ 0.000125